Significant Events After the Reporting Date (Details) - Subsequent Event [Member] $ / shares in Units, $ in Thousands	Feb. 28, 2025 USD ($) $ / shares	Jan. 31, 2025 USD ($) shares	Feb. 28, 2025 € / shares shares	Feb. 28, 2025 $ / shares shares
Significant Events After the Reporting Date [Line Items]
Sales of price per share (in Dollars per share) | $ / shares	$ 2
Value of per share | € / shares			€ 0.12
Gross proceeds | $	$ 30,000
Ordinary Shares [Member]
Significant Events After the Reporting Date [Line Items]
Shares issued (in Shares) | shares		145,420	145,420	145,420
Value of per share | $ / shares				$ 0.001
Initial Public Offering [Member]
Significant Events After the Reporting Date [Line Items]
Net proceeds | $	73,480	$ 73,480
Initial Public Offering [Member] | Ordinary Shares [Member]
Significant Events After the Reporting Date [Line Items]
Shares issued (in Shares) | shares			8,250,000	8,250,000
Net proceeds | $	$ 353	$ 353
Pre-Funded Warrants [Member]
Significant Events After the Reporting Date [Line Items]
Shares issued (in Shares) | shares			6,750,000	6,750,000